Warrant Liabilities - Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model (Details)						6 Months Ended
		Jun. 30, 2024 $ / shares	Jun. 30, 2024 SFr / shares	May 29, 2024 $ / shares	May 29, 2024 SFr / shares	Jun. 30, 2024	Jun. 30, 2023
Fair value of Warrant Option Pricing model [Line items]
Expected volatility	[1]						68.70%
Expected term	[2]						6 years 3 months
Risk-free interest rate	[3],[4]						3.53%
Divdend yield						0.00%	0.00%
Black-Scholes option-pricing model
Fair value of Warrant Option Pricing model [Line items]
Share price on valuation date | (per share)		$ 11.95	SFr 10.74	$ 11.93	SFr 10.88
Expected volatility	[5]	86.43%	86.43%	85.56%	85.56%
Expected term	[6]	3 years 5 months 15 days	3 years 5 months 15 days	3 years 6 months	3 years 6 months
Risk-free interest rate	[7]	4.48%	4.48%	4.75%	4.75%
Divdend yield		0.00%	0.00%	0.00%	0.00%

[1]	The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
[2]	The expected term represents the period that share-based awards are expected to be outstanding.
[3]	Following the NASDAQ listing, the equity award exercise price is denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.
[4]	The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.
[5]	(1) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
[6]	(2) The expected term represents the period that the Blackrock Warrant is expected to be outstanding.
[7]	(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms